General and administrative	12 Months Ended
Dec. 31, 2021
General and Administrative [Abstract]
General and administrative

Note 18. General and administrative

	Year Ended December 31,
	2021	2020	2019
Payroll and related expenses	$19,366	$18,460	16,386
Professional fees	4,307	4,274	2,040
Vehicle costs	469	328	263
Rent and maintenance	1,559	2,147	2,071
Travel and entertainment	249	262	425
Refreshments, gifts and donations	525	778	645
Doubtful accounts and bad debts	676	606	266
Recruiting expenses	727	330	386
Depreciation	1,955	978	484
Issuance costs	11,835	—	—
Other	6,269	3,971	6,402
	$47,937	$32,134	$29,368